Schedule Of Statements Of Cash Flows From Discontinued Operations (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
OperationsLineItems [Line Items]
Net income	R$ 1,189,557	R$ 75,578	R$ (108,393)
Cash flows from investment activities	31,908	(1,667,571)	(1,663,651)
Cash flows from financing activities	(2,884,427)	(1,715,113)	(288,037)
Consolidated Two [Member]
OperationsLineItems [Line Items]
Net income	1,189,557	75,578	(108,393)
Adjustments to reconcile net income	(803,687)	282,914	419,093
Changes in assets and liabilities	(19,255)	(16,958)	(38,821)
Taxes and charges paid	(18,044)	(73,050)	(51,464)
Cash flows from operational activities	348,571	268,484	220,415
Additions to property, plant and equipment and intangible assets	(62,485)	(73,573)	(175,569)
Disposal Copel Telecom receipt	2,506,837
Cash flows from investment activities	2,444,352	(73,573)	(175,569)
Issue of Debentures			210,000
Payment of loans and financing and lease	1,850	20,038	9,260
Cash flows from financing activities	(1,850)	(20,038)	200,740
Changes in cash and cash equivalents	R$ 2,791,073	R$ 174,873	R$ 245,586